UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES C FUND

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 74.9%
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.0%
Johnson Controls Inc., Senior Notes	4.625%	7/2/44	$160,000	$145,422

Automobiles - 0.6%
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,007,896
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	891,655

Total Automobiles				1,899,551

Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,472,025

Media - 2.3%
CCO Safari II LLC, Senior Secured Notes	4.464%	7/23/22	750,000	752,182	(a)
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	330,000	332,297	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	1,750,000	1,766,413	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,720,000	1,832,730
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,550,000	1,895,748
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	435,784
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	681,053

Total Media				7,696,207

TOTAL CONSUMER DISCRETIONARY				12,213,205

CONSUMER STAPLES - 11.4%
Beverages - 3.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,420,000	2,436,466
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,160,000	4,226,073
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	497,107
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	750,079
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	992,754
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	782,102	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	677,908	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,137,066	(a)

Total Beverages				11,499,555

Food & Staples Retailing - 2.7%
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,550,000	1,605,166
CVS Health Corp., Senior Notes	4.875%	7/20/35	2,120,000	2,207,662
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,346,976
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	525,837

Total Food & Staples Retailing				8,685,641

Food Products - 2.1%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	492,564	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,560,966	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,410,000	1,450,191	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	907,910	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	1,600,000	1,654,710
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	300,000	311,124
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	443,376	(a)

Total Food Products				6,820,841

Tobacco - 3.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,163,562
Altria Group Inc., Senior Notes	4.750%	5/5/21	420,000	463,219
Altria Group Inc., Senior Notes	2.850%	8/9/22	390,000	391,827
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	590,000	608,407
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	372,917
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	100,294
Reynolds American Inc., Senior Notes	3.250%	6/12/20	800,000	821,559
Reynolds American Inc., Senior Notes	3.250%	11/1/22	440,000	445,992
Reynolds American Inc., Senior Notes	3.750%	5/20/23	1,070,000	1,090,268
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,619,697

Total Tobacco				10,077,742

TOTAL CONSUMER STAPLES				37,083,779

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 9.5%
Energy Equipment & Services - 2.0%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	$80,000	$74,268
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	2,768,687
Halliburton Co., Senior Notes	2.700%	11/15/20	1,000,000	977,419
Pride International Inc., Senior Notes	6.875%	8/15/20	450,000	314,716
Transocean Inc., Senior Notes	3.000%	10/15/17	3,030,000	2,590,650

Total Energy Equipment & Services				6,725,740

Oil, Gas & Consumable Fuels - 7.5%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	538,155
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	830,000	815,517
ConocoPhillips, Notes	6.500%	2/1/39	340,000	327,142
Devon Energy Corp., Senior Notes	5.850%	12/15/25	950,000	888,915
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,050,000	2,823,660
Hess Corp., Notes	7.875%	10/1/29	150,000	144,848
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	90,514
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	574,765
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,178,000
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	1,912,500
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,163,504
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,320,470
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	976,062
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	3.600%	11/1/24	450,000	361,809
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	970,000	949,844	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	487,879	(a)
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,000,000	916,826
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,396,317
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,112,799	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	3,180,000	3,321,596	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	79,437

Total Oil, Gas & Consumable Fuels				24,380,559

TOTAL ENERGY				31,106,299

FINANCIALS - 22.1%
Banks - 16.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,843,397	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,276,791
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,273,239
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,342,751
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,640,849
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	335,828
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,508,555	(a)
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	862,434
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	276,285
Citigroup Inc., Senior Notes	4.650%	7/30/45	140,000	139,185
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,301,907
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,752,155
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,000,000	989,180
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	345,000	421,400	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	615,136
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,615,191
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	1,500,000	1,529,666
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,050,000	1,178,157

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	$670,000	$748,427	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,576,450	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	862,051
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,482,200
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,718,838	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	400,000	389,820
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	517,843
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	846,970
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	2,900,000	2,912,052
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,363,068
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	472,741	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	691,826
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,272,050
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	590,000	593,990	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,082,178	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	2,870,000	2,880,570	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	54,980
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,293,508
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	406,193
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	637,208
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	920,000	894,911
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,805,757
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	387,638

Total Banks				53,793,375

Capital Markets - 1.9%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,108,047
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	565,963
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	177,699
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	349,126
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000	1,401,101
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	497,058	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	2/29/16	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(f)(g)

Total Capital Markets				6,098,994

Consumer Finance - 0.3%
Synchrony Financial, Senior Notes	4.250%	8/15/24	1,000,000	997,708

Diversified Financial Services - 1.6%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	519,313	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	425,711	(a)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	330,000	454,768
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	144,000	164,315
Nationwide Building Society, Senior Notes	3.900%	7/21/25	770,000	809,455	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	2,400,000	2,825,755

Total Diversified Financial Services				5,199,317

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 1.1%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	$1,900,000	$2,095,732	(a)
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	526,619
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	170,000	212,642	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	937,064	(a)

Total Insurance				3,772,057

Real Estate Investment Trusts (REITs) - 0.7%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	405,148	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,926,216	(a)

Total Real Estate Investment Trusts (REITs)				2,331,364

TOTAL FINANCIALS				72,192,815

HEALTH CARE - 11.5%
Biotechnology - 8.0%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,550,000	1,553,988
Amgen Inc., Senior Notes	3.625%	5/22/24	3,010,000	3,051,920
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,564,466
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,820,592
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	282,496
Celgene Corp., Senior Notes	5.000%	8/15/45	3,230,000	3,234,002
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	519,726
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	10,300,000	10,534,531
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	408,882
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,130,000	3,200,657

Total Biotechnology				26,171,260

Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	190,000	194,734
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	528,979
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,233,552
Zimmer Biomet Holdings Inc., Senior Notes	4.450%	8/15/45	2,000,000	1,814,746

Total Health Care Equipment & Supplies				3,772,011

Health Care Providers & Services - 1.1%
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	691,746
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	168,501
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	498,000
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	871,852
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,224,113

Total Health Care Providers & Services				3,454,212

Pharmaceuticals - 1.3%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,470,146
Baxalta Inc., Senior Notes	5.250%	6/23/45	1,190,000	1,181,434	(a)
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	500,000	499,739

Total Pharmaceuticals				4,151,319

TOTAL HEALTH CARE				37,548,802

INDUSTRIALS - 4.2%
Aerospace & Defense - 3.1%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	489,579
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	8,440,000	8,589,878
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	1,028,034

Total Aerospace & Defense				10,107,491

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	331,158
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	226,194

Total Commercial Services & Supplies				557,352

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	2.750%	11/2/22	1,270,000	1,243,155

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	$400,000	$394,682
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	502,420
CSX Corp., Senior Notes	3.400%	8/1/24	500,000	502,297
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	258,377

Total Road & Rail				1,657,776

TOTAL INDUSTRIALS				13,565,774

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,103,207

IT Services - 0.8%
Visa Inc., Senior Notes	3.150%	12/14/25	1,000,000	1,017,853
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,510,678

Total IT Services				2,528,531

TOTAL INFORMATION TECHNOLOGY				3,631,738

MATERIALS - 3.9%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	651,283	(a)

Containers & Packaging - 0.2%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	740,000	778,008

Metals & Mining - 3.3%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	289,000	248,806
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	660,000	603,150
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,190,000	1,141,698
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	4,950,000	4,665,375	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	645,250
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	21,500
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	353,551	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	920,000	703,662	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,000,000	715,666	(a)
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	170,000	168,628
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,880,000	1,380,033

Total Metals & Mining				10,647,319

Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,129
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	790,849

Total Paper & Forest Products				800,978

TOTAL MATERIALS				12,877,588

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.4%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,500,000	2,399,772
AT&T Inc., Senior Notes	5.350%	9/1/40	1,500,000	1,436,629
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	2,870,000	2,805,589	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,750,000	4,155,225
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	3,010,000	3,526,161

Total Diversified Telecommunication Services				14,323,376

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,384,951

TOTAL TELECOMMUNICATION SERVICES				15,708,327

UTILITIES - 2.7%
Electric Utilities - 2.7%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	175,861
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,461,670
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,301,351
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,005,234

TOTAL UTILITIES				8,944,116

TOTAL CORPORATE BONDS & NOTES (Cost - $252,423,838)				244,872,443

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 4.3%
ALM Loan Funding, 2015-12A A1	2.170%	4/16/27	$2,000,000	$1,981,800	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	2.132%	4/13/27	6,000,000	5,947,200	(a)(b)
Cent CLO LP, 2013-19A A1A	1.654%	10/29/25	1,500,000	1,475,628	(a)(b)
Cent CLO LP, 2014-21A A2A	2.323%	7/27/26	4,750,000	4,602,004	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $14,217,430)				14,006,632

SOVEREIGN BONDS - 14.7%
Brazil - 1.8%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,610,000	2,499,925
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	3,590,025

Total Brazil				6,089,950

Colombia - 0.4%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,540,000	1,351,350

Indonesia - 1.3%
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,184,979	(a)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	1,965,294	(a)

Total Indonesia				4,150,273

Mexico - 4.4%
United Mexican States, Senior Notes	3.600%	1/30/25	7,940,000	7,731,575
United Mexican States, Senior Notes	4.750%	3/8/44	2,000,000	1,815,000
United Mexican States, Senior Notes	5.550%	1/21/45	5,000,000	5,062,500

Total Mexico				14,609,075

Peru - 2.4%
Republic of Peru, Senior Bonds	6.550%	3/14/37	520,000	601,900
Republic of Peru, Senior Bonds	5.625%	11/18/50	7,040,000	7,286,400

Total Peru				7,888,300

Poland - 2.9%
Republic of Poland, Senior Notes	4.000%	1/22/24	9,000,000	9,433,341

Russia - 0.4%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,011,500	1,215,065	(h)

Turkey - 1.1%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	2,480,000	2,655,634
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,000,000	894,390

Total Turkey				3,550,024

TOTAL SOVEREIGN BONDS (Cost - $51,203,384)				48,287,378

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $214,495)	2.250%	11/15/25	210,000	216,005

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $318,059,147)				307,382,458

			SHARES
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $10,634,751)	0.194%		10,634,751	10,634,751

TOTAL INVESTMENTS - 97.3% (Cost - $328,693,898#)				318,017,209
Other Assets in Excess of Liabilities - 2.7%				8,820,355

TOTAL NET ASSETS - 100.0%				$326,837,564

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of January 31, 2016.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes
Financials	—	$72,192,815	$0	*	$72,192,815
Other corporate bonds & notes	—	172,679,628	—		172,679,628
Asset-backed securities	—	14,006,632	—		14,006,632
Sovereign bonds	—	48,287,378	—		48,287,378
U.S. government & agency obligations	—	216,005	—		216,005

Total long-term investments	—	$307,382,458	$0	*	$307,382,458

Short-term investments	$10,634,751	—	—		10,634,751

Total investments	$10,634,751	$307,382,458	$0	*	$318,017,209

Other financial instruments:
Futures contracts	$1,457,915	—	—		$1,457,915

Total	$12,092,666	$307,382,458	$0	*	$319,475,124

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$6,580,763	—	—		$6,580,763
Centrally cleared interest rate swaps	—	$576,542	—		576,542

Total	$6,580,763	$576,542	—		$7,157,305

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,225,253
Gross unrealized depreciation	(14,901,942)

Net unrealized depreciation	$(10,676,689)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	359	12/16	$88,548,542	$89,018,538	$469,996
90-Day Eurodollar	52	3/17	12,831,169	12,883,650	52,481
U.S. Treasury 5-Year Notes	419	3/16	49,669,393	50,561,516	892,123

					1,414,600

Contracts to Sell:
90-Day Eurodollar	207	3/16	51,469,877	51,426,562	43,315
U.S. Treasury 10-Year Notes	362	3/16	45,867,358	46,907,281	(1,039,923)
U.S. Treasury Long-Term Bonds	1,063	3/16	165,804,038	171,176,219	(5,372,181)
U.S. Treasury Ultra Long-Term Bonds	20	3/16	3,155,091	3,323,750	(168,659)

					(6,537,448)

Net unrealized depreciation on open futures contracts					$(5,122,848)

At January 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$(576,542)

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016